Capital and Reserves (Details) - Schedule of common shares - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Common Shares Abstract
Beginning balance	748,213	570,858
Exercise of warrants		44,872
LPC equity line	315,000
ATM program	116,843	59,235
Share-based payments (bonus)		8,731
Conversion convertible loan		25,841
Shares issued for Trasir acquisition		38,676
Fractional shares	(3)
Ending balance	1,180,053	748,213